Note 13 - Accrued Expenses and Other Current Liabilities (Details) - Summary of Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Accrued Expenses and Other Current Liabilities [Abstract]
Salaries, bonus and benefits	$ 3,094	$ 2,697
Engineering related expenses	1,030	645
Legal and audit fees	258	456
Value-added tax payable	158	81
Consulting fees	150	150
Withholding tax payable	138	151
Deferred income tax liabilities	119	21
Shipping expenses	92	120
Promotional expenses	56	155
Other accrued expenses	954	877
	$ 6,049	$ 5,353